VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.2%
Alabama : 2.6%
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52 (c) (p) $ 2,000 $ 1,975,052
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 2,100 2,106,608
City of Birmingham, Special
Care Facilities Financing
Authority, Methodist Home
(RB)
5.50%, 06/01/30 (c) 500 499,046
County of Jefferson, Alabama
Sewer (RB)
5.00%, 10/01/35 (c) 500 549,807
Energy Southeast, Cooperative
District Energy Supply, Series
B (RB)
5.25%, 07/01/54 (c) (p) 500 539,107
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50 (p) 390 440,932
Southeast Alabama Gas Supply
District, Series B (RB)
5.00%, 06/01/49 (c) (p) 1,000 1,062,275
Southeast Energy Authority,
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 1,000 1,049,352
8,222,179
Arizona : 2.0%
Arizona Industrial Development
Authority, Basis School
Projects, Series A (RB)
4.75%, 07/01/29 (c) 975 984,022
Arizona Industrial Development
Authority, Economic
Development, Linder Village
Project (RB) (AGM)
5.00%, 06/01/31 925 937,260
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c) 400 394,108
Arizona Industrial Development
Authority, Pinecrest Academy
of Nevada, Cadence Campus
Project, Series A (RB)
4.00%, 07/15/30 (c) 390 389,258
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 400 381,880
Par
(000’s) Value
Arizona (continued)
City of Phoenix Civic
Improvement Corp., Junior
Lien Airport, Series B (RB)
5.00%, 07/01/30 (c) $ 1,000 $ 1,055,170
City of Phoenix, Industrial
Development Authority, Basis
Schools, Inc. Project, Series
A (RB)
4.00%, 07/01/25 100 99,881
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
4.00%, 07/01/29 1,390 1,383,080
Salt Verde Financial Corp. (RB)
5.25%, 12/01/28 10 10,544
5.50%, 12/01/29 370 397,792
Sierra Vista Industrial
Development Authority,
American Leadership
Academy Project (RB)
5.00%, 06/15/34 (c) 250 257,454
6,290,449
California : 11.4%
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
5.00%, 12/01/53 (c) (p) 1,000 1,042,781
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p) 1,000 1,059,982
5.25%, 01/01/54 (c) (p) 3,000 3,148,699
California Community Choice
Financing Authority, Clean
Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p) 1,000 1,070,852
California Community Choice
Financing Authority, Clean
Energy Project, Series G (RB)
5.00%, 11/01/55 (c) (p) 2,000 2,107,133
California Community Choice
Financing Authority, Clean
Energy, Series B (RB)
5.00%, 01/01/55 (c) (p) 1,235 1,302,824
California Health Facilities
Financing Authority, Adventist
Health System. Series A (RB)
5.00%, 12/01/34 (c) 1,000 1,107,178
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 2,614 2,616,910
California Infrastructure and
Economic Development Bank,
Brightline West Passenger
Rail Project, Series A-4 (RB)
8.00%, 01/01/50 (c) (p) 1,000 1,029,913

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, CHF-Davis I, LLC-
West Village Student Housing
Project, Series A (RB)
5.00%, 05/15/30 (c) $ 1,340 $ 1,419,283
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
5.00%, 02/01/27 50 51,374
5.00%, 02/01/28 (c) 50 51,477
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/27 610 627,092
5.00%, 06/30/28 220 228,345
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
5.00%, 06/30/31 (c) 260 269,103
California Municipal Finance
Authority, St. Mary's School,
Series B (RB)
4.65%, 05/01/30 (c) 500 504,367
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 6,625 6,582,218
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 13,500
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,360 18,360
California Pollution Control
Financing Authority, Solid
Waste Disposal, Waste
Management, Inc. Project,
Series A-1 (RB)
3.38%, 07/01/25 400 399,180
California Public Finance
Authority, Series A (RB)
5.70%, 06/01/34 (c) 500 501,020
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 635 622,112
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
A (RB)
5.75%, 07/01/24 (c) (d) * 1 656
Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
G (RB)
5.50%, 07/01/22 (c) $ 2 $ 1,877
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/33 (c) 300 305,600
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.25%, 12/01/34 (c) 1,740 1,741,151
California Statewide
Communities Development
Authority, NCCD-Hooper
Street LLC-California College
of the Arts Project (RB)
5.00%, 07/01/29 250 255,022
City and County of San
Francisco, Airport
Commission, International
Airport, Series H (RB)
5.00%, 05/01/26 500 512,350
5.00%, 05/01/27 500 517,598
5.00%, 05/01/29 500 529,912
City and County of San
Francisco, Community
College District (GO)
5.00%, 06/15/25 500 504,308
City and County of San
Francisco, International
Airport Commission, Series
A (RB)
5.00%, 05/01/29 500 529,912
5.00%, 05/01/33 500 548,229
City and County of San
Francisco, International
Airport Commission, Series
C (RB)
5.00%, 05/01/32 1,000 1,089,836
Compton Public Finance
Authority (RB)
4.50%, 09/01/32 (c) 1,000 1,000,091
County of Sacramento, Airport
System, Series C (RB)
5.00%, 07/01/27 250 259,351
El Centro Financing Authority,
El Centro Regional Medical
Center Project (RB)
4.50%, 07/01/29 (c) 685 668,214

Par
(000’s) Value
California (continued)
Irvine Unified School District
Community Facilities
District  No. 09-1, Series D
(ST)
5.00%, 09/01/26 $ 110 $ 113,020
MSR Energy Authority,
California Gas, Series A (RB)
6.12%, 11/01/29 215 228,515
MSR Energy Authority,
California Gas, Series B (RB)
7.00%, 11/01/34 1,000 1,229,147
Oakland Unified School District
(GO)
5.00%, 08/01/26 380 393,452
Palomar Health (RB)
5.00%, 11/01/25 250 251,325
5.00%, 11/01/27 (c) 90 88,550
36,541,819
Colorado : 2.4%
City and County of Denver,
Colorado Airport System,
Series A (RB)
5.00%, 12/01/29 (c) 295 309,611
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32 (c) 2,425 2,425,818
Colorado Health Facilities
Authority, Aberdeen Ridge,
Series B-1 (RB)
3.50%, 05/15/30 (c) 1,000 937,244
Denver Convention Center
Hotel Authority (RB)
5.00%, 12/01/27 (c) 600 614,268
Painted Prairie Public
Improvement Authority (RB)
4.00%, 12/01/29 (c) 1,000 958,195
Public Authority for Colorado
Energy, Natural Gas Purchase
(RB)
6.25%, 11/15/28 120 126,024
STC Metropolitan District No. 2,
Series A (GO)
4.00%, 12/01/29 (c) 500 494,708
Velocity Metropolitan District
No. 3 (GO)
5.12%, 12/01/34 (c) 1,000 999,343
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/31 (c) 1,000 955,325
7,820,536
Connecticut : 0.5%
Connecticut State Health
and Educational Facilities
Authority, Masonicare Issue,
Series F (RB)
4.00%, 07/01/30 (c) 120 117,537
Par
(000’s) Value
Connecticut (continued)
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
5.00%, 07/01/27 $ 430 $ 432,793
5.00%, 07/01/29 870 877,838
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/30 (c) 335 341,053
1,769,221
Delaware : 0.3%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/45 (c) (p) 1,000 981,648
Underline
District of Columbia : 0.1%
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School (RB)
4.00%, 06/01/30 435 427,199
Underline
Florida : 5.0%
Capital Trust Agency, Education
Growth Fund, LLC Charter
School Portfolio Project,
Series A-1 (RB)
3.38%, 07/01/31 1,390 1,335,172
Capital Trust Agency, Elim
Senior Housing, Inc., Project
(RB)
5.00%, 08/01/27 (c) 275 268,343
Capital Trust Agency, The Marie
Selby Botanical Gardens, Inc.,
Project (RB)
4.00%, 06/15/31 (c) 535 512,584
Central Florida Expressway
Authority, Series D (RB) (AGM)
5.00%, 07/01/33 (c) 595 657,756
City of Venice, Florida
Retirement Community,
Village on the Isle Project,
Series B-3 (RB)
4.25%, 01/01/30 (c) 250 250,195
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29 (c) 290 292,352
County of Broward, School
District, Series B (CP)
5.00%, 07/01/30 (c) 315 328,971
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 08/15/31 (c) 1,500 1,588,831

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
County of Miami-Dade,
Industrial Development
Authority, NCCD-Biscayne
Properties LLC Project, Series
A (RB)
5.00%, 06/01/30 (c) $ 315 $ 312,367
County of Miami-Dade, Seaport
Department, Series A (RB)
5.00%, 10/01/36 (c) 880 940,198
County of Palm Beach, Atlantic
University Housing Project,
Series A (RB)
5.00%, 04/01/29 400 402,396
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
5.00%, 07/01/34 (c) 1,000 1,025,935
5.00%, 07/01/35 (c) 1,000 1,018,758
Florida Development Finance
Corp., Education Facilities,
Central School Project (RB)
5.00%, 08/15/32 500 494,128
Florida Development Finance
Corp., Education Facilities,
Cornerstone Chapter
Academy Project (RB)
5.00%, 10/01/32 (c) 500 513,337
Florida Development Finance
Corp., Renaissance Chapter
School Inc. Project, Series C
(RB)
4.00%, 09/15/30 (c) 470 452,107
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
5.00%, 05/01/29 (c) 1,140 1,159,023
6.12%, 07/01/32 (c) (p) 485 495,686
JEA Electric System, Series B
(RB)
5.00%, 10/01/29 (c) 110 115,865
Lee County Industrial
Development Authority,
Healthcare Facilities, Series
B-3 (RB)
4.12%, 11/15/29 (c) 1,000 1,003,620
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 (d) * 1,930 1,713,620
Village Community
Development District No 15
(SA)
4.00%, 05/01/34 (c) 500 494,264
Village Community
Development District No. 12
(SA) (SAW)
3.80%, 05/01/28 370 371,007
Par
(000’s) Value
Florida (continued)
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 $ 235 $ 226,692
15,973,207
Georgia : 1.9%
Atlanta Development Authority,
Westside Gulch Area Project,
Series A-1 (TA)
5.00%, 04/01/34 (c) 500 504,923
DeKalb County Housing
Authority, Georgia Affordable
Multifamily Housing, Series
A (RB)
4.00%, 12/01/33 (c) 1,500 1,498,510
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28 (c) 205 204,994
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 380 386,899
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/34 (c) 1,500 1,504,660
Main Street Natural Gas, Inc.,
Series A-1 (RB)
5.50%, 09/15/25 135 136,578
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 08/01/52 (c) (p) 1,000 992,317
Main Street Natural Gas, Inc.,
Series E (RB)
5.00%, 05/01/55 (c) (p) 500 528,486
Marietta Development
Authority, University
Facilities, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/27 250 251,501
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.00%, 10/01/29 (c) 170 166,876
6,175,744
Guam : 1.5%
Guam Government, Business
Privilege Tax, Series D (RB)
5.00%, 11/15/27 (c) 360 364,314
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 395 386,263
5.00%, 01/01/30 1,000 1,055,862
5.00%, 01/01/31 1,000 1,065,948

Par
(000’s) Value
Guam (continued)
Guam Government, Series A
(RB)
5.00%, 12/01/25 $ 1,000 $ 1,012,248
Guam Power Authority, Series
A (RB)
5.00%, 10/01/33 (c) 940 1,027,097
4,911,732
Hawaii : 0.2%
State of Hawaii Department of
Budget & Finance, Hawaiian
Electric Company, Inc., Series
A (RB)
3.10%, 05/01/26 500 486,937
Underline
Illinois : 10.3%
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 1,000 1,032,380
5.00%, 12/01/30 (c) 1,000 1,027,616
5.00%, 12/01/32 (c) 2,000 2,063,802
5.00%, 12/01/33 (c) 1,500 1,543,267
7.00%, 12/01/26 (c) 200 204,312
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/27 250 259,655
5.00%, 12/01/29 (c) 200 208,814
5.00%, 12/01/29 (c) 250 256,290
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/26 230 234,137
5.50%, 12/01/31 1,000 1,051,152
Chicago Board of Education,
Series A (GO) (NATL)
0.00%, 12/01/26 ^ 310 288,972
0.00%, 12/01/28 ^ 795 682,169
Chicago Board of Education,
Series B (GO)
5.00%, 12/01/29 1,250 1,290,475
5.00%, 12/01/30 (c) 1,250 1,284,520
5.00%, 12/01/30 2,000 2,074,191
5.00%, 12/01/31 (c) 2,000 2,068,640
5.00%, 12/01/33 (c) 1,400 1,427,430
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/27 500 511,875
5.00%, 12/01/30 (c) 560 568,928
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32 (c) 1,320 1,320,289
Chicago O'Hare International
Airport, Series D (RB)
5.00%, 01/01/32 500 557,304
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.00%, 12/01/29 ^ 575 473,093
Par
(000’s) Value
Illinois (continued)
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/25 ^ $ 560 $ 542,907
0.00%, 12/01/26 ^ 490 456,761
0.00%, 12/01/28 ^ 1,515 1,299,983
0.00%, 12/01/29 ^ 585 481,321
0.00%, 12/01/30 ^ 190 149,950
City of Chicago, Series A (GO)
5.00%, 01/01/30 1,500 1,577,842
City of Chicago, Series B (GO)
5.00%, 01/01/33 500 534,305
County of Cook, Series A (GO)
5.00%, 11/15/28 (c) 500 517,956
Eastern Illinois Economic
Development Authority,
Business District (RB)
5.00%, 11/01/33 (c) 1,000 1,007,388
Illinois Finance Authority,
Admiral Lake Project (RB)
5.00%, 05/15/33 (c) 460 429,135
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * 1,190 132,090
Illinois Finance Authority,
Roosevelt University (RB)
5.40%, 04/01/27 (c) 80 79,817
Illinois Finance Authority, Three
Crowns Park (RB)
4.00%, 02/15/27 (c) 155 154,400
Illinois Municipal Electric
Agency, Power Supply
System, Series A (RB)
5.00%, 02/01/26 (c) 785 792,415
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 395 406,580
5.00%, 06/15/29 545 566,150
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 260 247,426
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/28 (c) 500 522,760
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^ 115 102,762
Northern Illinois Municipal
Power Agency, Series A (RB)
5.00%, 12/01/29 (c) 330 341,062
State of Illinois (GO)
3.50%, 06/01/30 (c) 350 346,695
4.12%, 11/01/31 (c) 100 100,556

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
State of Illinois, Sales Tax (RB)
5.00%, 06/15/26 $ 235 $ 240,272
State of Illinois, Series A (GO)
5.00%, 03/01/33 (c) 700 760,715
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c) 315 329,479
State of Illinois, Series D (GO)
5.00%, 11/01/28 (c) 460 480,959
33,030,997
Indiana : 1.3%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27 (c) 180 165,160
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 2,015 2,063,472
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 2,000 2,000,079
4,228,711
Iowa : 0.8%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29 (c) 1,070 1,033,513
4.00%, 06/01/31 (c) 1,000 949,547
Iowa Finance Authority,
Northcrest, Inc. Project,
Series B (RB)
5.00%, 03/01/28 (c) 245 248,171
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 270 267,613
2,498,844
Kansas : 0.2%
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34 (c) 600 601,789
Underline
Kentucky : 0.8%
City of Henderson, Pratt Paper,
LLC Project, Series B (RB)
3.70%, 01/01/32 1,615 1,595,555
Kentucky Commonwealth,
State Property and Building
Commission, Project No. 112,
Series B (RB)
5.00%, 11/01/28 (c) 325 336,315
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/26 45 44,612
Par
(000’s) Value
Kentucky (continued)
Kentucky Municipal Power
Agency, Prairie State Project,
Series A (RB) (NATL)
5.00%, 09/01/30 (c) $ 175 $ 176,534
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 500 532,283
2,685,299
Louisiana : 1.9%
Calcasieu Parish
Service District, Lake
Charles  Memorial Hospital
Project (RB)
5.00%, 12/01/27 1,025 1,039,204
Calcasieu Parish
Service District, Lake
Charles  Memorial Hospital
Project (RB) (SBG)
5.00%, 12/01/29 150 153,266
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Christwood Project
(RB)
4.25%, 11/15/30 250 250,074
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 1,310 1,261,610
Louisiana Public Facilities
Authority, Lake Charles
Chapter Academy Project,
Series A (RB)
5.00%, 12/15/34 (c) 500 511,562
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project (RB)
7.00%, 07/01/24 (d) * 330 3
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 521 5
Parish of St James, Nustar
Logistics, LP Project (RB)
6.10%, 06/01/38 (p) 1,500 1,649,706
6.10%, 12/01/40 (p) 1,000 1,099,804
5,965,234
Maryland : 0.6%
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
4.00%, 09/01/27 200 200,206

Par
(000’s) Value
Maryland (continued)
County of Frederick, Mount
Saint Mary's University, Series
A (RB)
5.00%, 09/01/27 $ 250 $ 251,370
County of Howard, Series A (TA)
4.00%, 02/15/28 (c) 200 200,361
Maryland Economic
Development Corp., CNX
Marine Terminal, Inc. Port of
Baltimore Facility (RB)
5.75%, 09/01/25 (c) 695 700,404
Maryland Economic
Development Corp.,
Transportation Facilities,
Series A (RB)
5.00%, 06/01/28 425 443,776
1,796,117
Massachusetts : 0.7%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/29 (c) 490 495,519
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series I
(RB)
5.00%, 07/01/28 (c) 310 317,051
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/27 (c) 250 248,804
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
I (RB)
5.00%, 07/01/28 (c) 100 102,112
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
N-2 (RB)
5.00%, 07/01/35 (c) 1,000 1,123,994
2,287,480
Michigan : 0.7%
Detroit Regional Convention
Facility Authority, Series C
(RB)
5.00%, 10/01/35 (c) 580 645,368
Michigan Finance Authority
Higher Education, Aquinas
College Project (RB)
4.00%, 05/01/31 500 443,718
Michigan Finance Authority
Higher Education, Thomas
M. Cooley Law School Project
(RB)
6.25%, 07/01/29 (c) 1,000 990,978
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 06/30/30 (c) 155 160,758
2,240,822
Par
(000’s) Value
Minnesota : 0.8%
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) $ 60 $ 58,991
City of Blaine, Senior Housing
and Health Facility, Series A
(RB)
5.12%, 07/01/25 (d) * 415 219,950
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.25%, 07/01/30 (c) 510 489,565
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/34 (c) 605 626,610
5.00%, 11/15/35 (c) 1,000 1,033,732
Saint Paul Minnesota Housing
and Redevelopment
Authority, HMONG College
Prep Academy Project, Series
A (RB)
5.00%, 09/01/26 50 50,282
2,479,130
Missouri : 0.6%
City of St. Ann, Northwest Plaza
Redevelopment Project,
Series A (TA)
4.62%, 11/01/30 (c) 225 221,485
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
3.88%, 11/15/29 (c) 170 159,917
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 125 126,611
Maryland Heights Industrial
Development Authority, San
Louis Community Ice Center
Project, Series A (RB) (BAM)
4.38%, 03/15/30 (c) 330 302,916
Plaza at Noah's Ark Community
Improvement District (RB)
3.00%, 05/01/30 (c) 500 470,577
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/28 (c) 500 512,976
1,794,482
Nebraska : 0.8%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/27 500 515,771
5.00%, 09/01/28 100 104,184
5.00%, 09/01/30 125 132,550
5.00%, 09/01/34 650 699,599

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nebraska (continued)
Central Plans Energy Project,
Gas Project Crossover No.3,
Series B (RB)
5.00%, 09/01/31 $ 1,000 $ 1,067,918
2,520,022
Nevada : 0.5%
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 190 190,014
City of Sparks, Tourism
Improvement District No. 1,
Legends at Sparks Marina,
Series A (RB)
2.75%, 06/15/28 490 478,980
Clark County, Nevada Pollution
Control, Southern California
Edison Company (RB)
2.10%, 06/01/31 5 4,287
Clark County, School District,
Series B (GO) (AGM)
5.00%, 06/15/29 250 271,239
5.00%, 06/15/30 (c) 250 271,047
Clark County, School District,
Series B (GO) (BAM)
5.00%, 06/15/30 250 275,214
State of Nevada, Department
of Business and Industry,
Fulcrum Sierra Biofuels, LLC
Project (RB)
5.88%, 12/15/27 (d) * 270 27
1,490,808
New Hampshire : 0.7%
National Finance Authority,
Covanta Project, Series A (RB)
4.00%, 11/01/27 (c) 250 249,409
New Hampshire Business
Finance Authority (RB)
5.00%, 12/01/28 (c) 500 500,122
5.12%, 12/15/30 (c) 250 248,565
5.30%, 12/01/32 (c) 250 250,853
5.38%, 12/01/31 (c) 250 249,552
5.38%, 12/15/35 (c) 720 722,501
2,221,002
New Jersey : 3.2%
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29 (c) 1,715 1,716,902
5.62%, 11/15/30 (c) 1,000 1,001,448
5.75%, 09/15/27 (c) 1,240 1,241,861
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/32 (c) 1,155 1,141,209
4.00%, 07/01/34 (c) 600 583,280
5.00%, 07/01/33 (c) 1,000 1,015,102
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.25%, 06/15/26 (c) $ 440 $ 441,593
4.38%, 06/15/27 (c) 130 130,412
New Jersey Economic
Development Authority, State
House Project, Series B (RB)
4.00%, 06/15/29 (c) 750 770,607
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30 (c) 175 168,293
New Jersey Educational
Facilities Authority, Higher
Education Facilities Trust (RB)
5.00%, 06/15/26 (c) 145 145,219
New Jersey Health Care
Facilities Financing Authority,
Barnabas Health, Series A
(RB)
5.00%, 07/01/29 (c) 500 512,831
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/26 ^ 360 339,346
0.00%, 12/15/32 ^ 5 3,758
5.00%, 06/15/30 (c) 395 403,805
5.00%, 06/15/36 (c) 500 570,035
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/29 (c) 150 156,189
10,341,890
New Mexico : 0.5%
City of Farmington, New Mexico
Pollution Control, Public
Service Company of San Juan
and Four Corners Projects,
Series B (RB)
2.15%, 04/01/33 (c) 700 580,517
City of Farmington, New Mexico
Pollution Control, Southern
California Edison Company
Four Corners Project, Series
B (RB)
1.80%, 04/01/29 1,000 887,071
1,467,588
New York : 11.4%
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/26 100 102,058
5.00%, 07/15/27 (c) 100 102,650
5.00%, 07/15/28 (c) 100 102,555
5.00%, 07/15/30 (c) 1,800 1,842,575

Par
(000’s) Value
New York (continued)
Build NYC Resource Corp.,
Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project (RB)
5.00%, 12/31/28 $ 990 $ 994,140
Build NYC Resource Corp., New
World Preparatory Chapter
School Project, Series A (RB)
4.00%, 06/15/31 275 267,895
Build NYC Resource Corp.,
Richmond Preparatory
Chapter School Project,
Series A (RB)
4.00%, 06/01/31 (c) 595 551,417
County of Suffolk, Series A (GO)
(AGM)
5.00%, 02/01/26 250 256,300
County of Suffolk, Series B (GO)
(AGM)
5.00%, 10/15/26 250 260,669
County of Sullivan, Adelaar
Infrastructure Project, Series
A-1 (SA)
4.85%, 11/01/31 (c) 870 876,639
Dutchess County Local
Development Corp., Health
Quest System, Inc., Series B
(RB)
5.00%, 07/01/28 (c) 275 280,312
5.00%, 07/01/30 (c) 270 275,019
Huntington Local Development
Corp., Gurwin Independent
Housing, Inc., Fountaingate
Gardens Project (RB)
4.00%, 07/01/27 365 355,663
Metropolitan Transportation
Authority, Series A-1 (RB)
5.00%, 11/15/30 (c) 250 255,024
Metropolitan Transportation
Authority, Series C-1 (RB)
5.00%, 11/15/29 (c) 250 264,139
Metropolitan Transportation
Authority, Series D (RB)
5.00%, 11/15/30 (c) 560 591,109
5.00%, 11/15/31 (c) 500 513,404
Metropolitan Transportation
Authority, Series D-1 (RB)
5.00%, 11/15/28 (c) 250 253,136
Monroe County Industrial
Development Corp., Eugenio
Maria De Hostos Chapter
School Project, Series A (RB)
5.00%, 07/01/34 500 527,466
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35 (c) 675 665,028
5.00%, 12/01/31 (c) 500 534,939
Par
(000’s) Value
New York (continued)
5.00%, 12/01/34 (c) $ 1,060 $ 1,119,396
Monroe County Industrial
Development Corp., St. Ann's
Community Project (RB)
4.00%, 01/01/30 (c) 685 655,183
New York City Housing
Development Corp., Multi-
Family Mortgage, Series D
(RB)
4.00%, 12/15/31 (c) 250 254,819
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.15%, 11/15/34 (c) 1,000 1,000,977
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/29 (c) 1,000 1,042,731
5.00%, 08/01/30 (c) 945 980,337
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
2.75%, 09/01/50 (c) (p) 600 595,456
2.88%, 12/01/44 (p) 1,000 949,278
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
2.25%, 08/01/26 420 409,511
5.00%, 08/01/26 (c) 325 325,366
5.00%, 08/01/31 (c) 4,155 4,159,674
5.25%, 08/01/31 (c) 3,105 3,241,920
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 10/01/30 1,000 997,413
4.00%, 01/01/36 (c) 2,000 1,925,974
5.00%, 10/01/35 (c) 1,000 1,044,567
6.00%, 04/01/35 (c) 1,000 1,116,869
New York Transportation
Development Corp., John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 2,100 1,969,157
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB) (AGM)
5.00%, 12/01/30 1,430 1,517,845
5.00%, 12/01/31 1,885 2,010,846
Town of Oyster Bay, Public
Improvement, Series B (GO)
(AGM)
3.25%, 02/01/29 (c) 665 663,617

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Town of Ramapo, Public
Improvement, Series A (GO)
(FGIC)
4.00%, 05/15/27 (c) $ 120 $ 115,299
4.12%, 05/15/28 (c) 100 94,653
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/27 70 72,293
5.00%, 06/01/28 (c) 70 72,229
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
4.00%, 10/15/29 200 198,552
36,406,099
North Carolina : 1.1%
North Carolina Medical Care
Commission Health Care
Facilities First Mortgage,
Pennybyrn at Maryfield (RB)
5.00%, 10/01/35 (c) 1,000 999,939
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage,
Penick Village Project, Series
A (RB)
5.00%, 09/01/34 (c) 525 539,871
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage,
Penick Village Project, Series
B-3 (RB)
4.25%, 09/01/28 (c) 500 500,212
North Carolina Turnpike
Authority, Triangle
Expressway System, Series B
(RB) (AGM)
5.00%, 01/01/32 (c) 500 532,035
5.00%, 01/01/36 (c) 1,000 1,055,659
3,627,716
North Dakota : 0.2%
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/34 (c) 500 522,769
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
6.62%, 12/15/31 (c) (d) * 3,000 30
522,799
Ohio : 2.7%
Cleveland and Cuyahoga
County, Port Authority,
Constellation Schools Project,
Series A (RB)
5.25%, 01/01/34 (c) 500 505,829
Par
(000’s) Value
Ohio (continued)
Columbus Regional Airport
Authority, John Glenn
Columbus International
Airport, Series A (RB)
5.00%, 01/01/36 (c) $ 1,000 $ 1,087,308
County of Cuyahoga, Health
Care and Independent Living
Facilities, Series A (RB)
5.00%, 05/15/32 (c) 835 836,493
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/26 50 50,678
5.00%, 02/15/27 350 359,786
5.00%, 02/15/28 (c) 110 113,022
County of Muskingum, Ohio
Hospital Facilities, Genesis
Healthcare System (RB)
5.00%, 02/15/27 (c) 1,430 1,437,522
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series A (RB)
2.40%, 12/01/38 (c) (p) 500 465,088
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series B (RB)
2.60%, 06/01/41 (c) (p) 1,000 934,542
Ohio Air Quality Development
Authority, FirstEnergy
Generation Project, Series
D (RB)
3.38%, 08/01/29 (p) 1,000 981,351
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,000 1,951,973
8,723,592
Oklahoma : 1.2%
Oklahoma County Finance
Authority, Charter School,
Astec Project (RB)
5.25%, 06/15/34 (c) 500 510,831
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/26 1,000 1,016,500
5.00%, 08/15/27 250 257,339
Tulsa Municipal Airport Trust,
American Airlines, Inc. (RB)
5.00%, 06/01/35 (c) (p) 2,000 2,006,706
3,791,376
Pennsylvania : 2.4%
Adams County General
Authority, Brethrem Home
Community Project, Series
A (RB)
5.00%, 06/01/34 (c) 250 263,567

Par
(000’s) Value
Pennsylvania (continued)
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/27 $ 750 $ 767,615
5.00%, 05/01/28 1,165 1,187,250
5.00%, 05/01/28 735 753,510
Berks County Municipal
Authority, Tower Health
Project, Series A-2 (RB)
6.00%, 06/30/34 (c) 1,131 1,229,422
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 08/01/25 80 80,783
5.00%, 10/01/26 100 103,230
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 660 712,412
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,073,522
Pennsylvania Economic
Development Financing
Authority, Pennsylvania Rapid
Bridge Replacement Project
(RB)
5.00%, 06/30/26 130 131,794
Pennsylvania Turnpike
Commission, Series A-2 (RB)
5.00%, 06/01/30 (c) 100 102,283
Philadelphia Authority for
Industrial Development,
University of the Arts (RB)
4.50%, 03/15/29 (c) 25 26,230
4.50%, 03/15/29 (c) (d) * 545 327,153
Philadelphia Authority,
Industrial Development,
Electrical and Technology
Charter School Project, Series
A (RB)
4.00%, 06/01/31 505 497,599
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (SAW)
5.00%, 06/01/29 (c) 200 206,164
The Hospitals and Higher
Education, Facilities Authority
of Philadelphia (RB)
5.00%, 07/01/26 115 116,701
5.00%, 07/01/29 (c) 275 281,608
7,860,843
Par
(000’s) Value
Puerto Rico : 9.2%
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
5.00%, 07/01/30 $ 3,000 $ 3,154,221
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/28 1,000 1,039,092
5.00%, 07/01/33 (c) 2,000 2,112,503
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c) 4,000 3,981,214
4.00%, 07/01/35 (c) 1,500 1,487,238
5.38%, 07/01/25 1,817 1,828,223
5.62%, 07/01/27 1,000 1,042,808
5.62%, 07/01/29 3,000 3,220,972
5.75%, 07/01/31 4,000 4,435,080
Puerto Rico Electric Power
Authority (RB) (NATL)
4.75%, 07/01/33 (c) 120 118,230
5.25%, 07/01/26 320 318,394
5.25%, 07/01/30 500 496,375
5.25%, 07/01/32 700 694,979
Puerto Rico Municipal Finance
Agency, Series A (RB) (AGM)
5.00%, 08/01/30 (c) 780 785,454
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^ 2,000 1,583,025
0.00%, 07/01/33 (c) ^ 1,500 1,094,164
4.50%, 07/01/34 (c) 1,000 1,002,459
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGM)
0.00%, 07/01/29 (c) ^ 1,308 1,121,167
29,515,598
Rhode Island : 0.5%
Rhode Island Commerce
Corp., Department of
Transportation, Series A (RB)
5.00%, 05/15/31 (c) 400 436,198
5.00%, 05/15/33 (c) 250 270,926
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/31 (c) 1,000 1,004,444
1,711,568
South Carolina : 0.4%
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.00%, 06/15/29 (c) 500 498,614
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 195 192,465

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
South Carolina (continued)
South Carolina Public Service
Authority, Series A (RB)
5.00%, 12/01/31 (c) $ 525 $ 535,675
1,226,754
Tennessee : 0.5%
Memphis-Shelby County
Industrial Development
Board, Graceland Project,
Series A (TA)
4.75%, 07/01/27 105 94,500
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 1,000 1,052,640
Tennessee Energy Acquisition
Corp., Gas Project, Series A
(RB)
5.25%, 09/01/26 525 533,713
1,680,853
Texas : 9.2%
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33 (c) 1,200 1,200,886
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/26 775 778,323
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series A (RB)
5.00%, 01/01/30 (c) 500 496,471
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/31 (c) 50 54,242
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26 (c) 1,465 1,369,062
Central Texas Regional Mobility
Authority, Series B (RB)
5.00%, 01/01/32 (c) 750 820,398
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27 (c) 1,000 1,017,361
City of Austin, Texas Airport
System (RB)
5.00%, 11/15/25 625 634,286
5.00%, 11/15/28 (c) 395 395,731
City of Houston, Airport
System, Series C (RB)
5.00%, 07/01/27 180 186,733
Par
(000’s) Value
Texas (continued)
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project (RB)
5.00%, 07/01/29 (c) $ 3,000 $ 3,001,772
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project, Series A
(RB)
5.00%, 07/01/27 250 254,948
City of Houston, Continental
Airlines, Inc., Terminal
Improvement Projects (RB)
6.50%, 07/15/30 (c) 200 202,010
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 2,000 2,040,169
5.00%, 07/15/28 500 513,352
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,500 1,540,057
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B (RB)
5.25%, 07/15/34 500 531,849
5.50%, 07/15/35 (c) 1,000 1,081,946
5.50%, 07/15/36 (c) 1,000 1,079,118
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/30 (c) 1,000 1,002,966
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-2 (RB)
5.00%, 07/15/27 1,750 1,785,148
Clifton Higher Education
Finance Corp., Series A (RB)
4.62%, 08/15/25 20 20,083
5.12%, 08/15/30 (c) 200 201,362
Gulf Coast Industrial
Development Authority,
CITGO Petroleum Corp.
Project (RB)
4.88%, 05/01/25 (c) 335 335,059
Harris County, Houston Sports
Authority, Junior Lien, Series
A (RB) (AGC)
5.00%, 11/15/30 500 550,130

Par
(000’s) Value
Texas (continued)
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/29 ^ $ 315 $ 267,327
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project (RB)
5.00%, 05/15/31 (c) 335 336,708
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.00%, 02/15/30 (c) (d) * 102 1,015
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) 2,700 2,699,077
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
4.00%, 07/01/28 (c) 815 791,190
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27 (c) 110 111,035
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/23 87 86,992
Port Beaumont Navigation
District, Texas Dock & Wharf
Facility, Series A (RB)
2.62%, 01/01/31 (c) 550 496,449
SA Energy Acquisition Public
Facility Corp., Gas Supply (RB)
5.50%, 08/01/25 125 125,964
5.50%, 08/01/27 110 114,085
Tarrant County Cultural
Education Facilities Finance
Corp., MRC Stevenson Oaks
Project, Series A (RB)
6.25%, 11/15/31 (c) 250 243,386
Tarrant County Cultural
Education Facilities Finance
Corp., Retirement Facility (RB)
4.00%, 05/15/27 (c) 175 173,112
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/30 1,000 1,054,763
Texas Municipal Gas
Acquisition & Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) 1,000 1,062,744
Par
(000’s) Value
Texas (continued)
Texas Municipal Gas
Acquisition and Supply Corp.
I, Series A (RB)
5.25%, 12/15/25 $ 100 $ 101,340
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 350 365,075
Texas Municipal Gas
Acquisition and Supply Corp.,
Series D (RB)
6.25%, 12/15/26 345 356,573
29,480,297
Utah : 0.5%
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
4.50%, 06/15/27 500 495,006
Utah Salt Lake City,
International Airport, Series
A (RB)
5.00%, 07/01/31 1,000 1,076,399
1,571,405
Virgin Islands : 0.3%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/32 1,000 1,055,211
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/01/25 (c) 55 54,578
1,109,789
Virginia : 2.2%
Amherst Industrial
Development Authority,
Educational Facilities, Sweet
Briar College (RB)
4.75%, 09/01/30 (c) 140 135,596
Peninsula Town Center
Community Development
Authority (RB)
4.50%, 09/01/28 (c) 325 326,924
Roanoke County Economic
Development Authority,
Residential Care Facility (RB)
5.50%, 09/01/58 (c) (p) 1,530 1,518,584
Virginia Beach Development
Authority, Residential Care
Facility, Series A (RB)
5.75%, 09/01/30 (c) 1,000 1,027,854
5.75%, 09/01/33 (c) 1,000 1,118,235
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/30 (c) 710 681,551

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia (continued)
Virginia Small Business
Financing Authority, 95
Express Lanes LLC Project
(RB)
5.00%, 07/01/35 (c) $ 500 $ 529,397
Virginia Small Business
Financing Authority, Elizabeth
River Crossing OPCO LLC
Project (RB)
4.00%, 01/01/31 635 641,473
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Series A (RB)
5.00%, 12/01/34 (c) 1,000 1,069,100
7,048,714
Washington : 1.8%
King County, Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.00%, 12/01/25 40 40,029
Port Seattle Washington
Industrial Development
Corp., Delta Air Lines, Inc.
Project (RB)
5.00%, 04/01/30 (c) 1,800 1,800,588
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
B-2 (RB)
5.00%, 08/01/49 (c) (p) 480 480,794
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,250 2,282,757
Washington State, Housing
Finance Commission,
Parkshore Juanita Bay
Project, Series B-2 (RB)
3.95%, 07/01/29 (c) 500 500,114
Washington State, Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
4.00%, 01/01/26 (c) 300 298,454
5.00%, 01/01/31 (c) 365 367,362
5,770,098
West Virginia : 0.0%
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
5.00%, 06/01/26 150 153,712
Underline
Wisconsin : 2.3%
Public Finance Authority,
Bonnie Cone Classical
Academy, Inc. (RB)
5.00%, 06/15/34 (c) 500 506,590
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Celanese Corp., Series C (RB)
4.30%, 11/01/30 (c) $ 1,000 $ 1,001,024
Public Finance Authority,
Foundation Academy Charter
School Project (RB)
5.00%, 07/01/35 250 259,682
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29 (c) 365 343,039
Public Finance Authority, Mater
Academy, East Las Vegas
Campus Project, Series A (RB)
5.00%, 12/15/34 (c) 645 668,979
Public Finance Authority, North
Carolina Charter Educational
Foundation Project, Series
A (RB)
4.10%, 06/15/26 225 222,404
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29 (c) 380 375,143
Public Finance Authority,
Phoenix Academy Project,
Series A (RB)
5.00%, 06/15/27 (c) 150 147,306
Public Finance Authority,
Pinecrest Academy, Sloan
Canyon Campus Project,
Series A (RB)
4.00%, 07/15/34 (c) 250 245,096
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.00%, 12/01/27 950 966,308
Public Finance Authority, Texas
Infrastructure Program,
Mayfair Project, Series A-4
(RB)
5.50%, 11/15/32 (c) 250 250,247
Public Finance Authority, Waste
Management, Inc. Project,
Series A-1 (RB)
2.62%, 11/01/25 1,050 1,038,269
Public Finance Authority,
Wisconsin Texas
Infrastructure Program,
Nolina and Sorella Projects
(RB)
5.50%, 12/15/32 (c) 430 425,540
Wisconsin Health and
Educational Facilities
Authority, Chiara Housing
and Services Inc., Project (RB)
5.00%, 07/01/35 (c) 250 251,682

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, Prohealth Care,
Inc. (RB)
Par
(000’s) Value
Wisconsin (continued)
3.00%, 08/15/26 (c) $ 825 $ 818,399
7,519,708
Total Municipal Bonds: 98.2%
(Cost: $328,594,250) 314,971,807
Other assets less liabilities: 1.8% 5,639,155
NET ASSETS: 100.0% $ 320,610,962
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
TA Tax Allocation
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the investor
* Non-income producing
(d) Security in default
^ Zero Coupon Bond